UNITED STATES                 SEC File Number
                  SECURITIES AND EXCHANGE COMMISSION        000-28713
                        Washington, D.C. 20549

                              FORM 12b-25

                      NOTIFICATION OF LATE FILING

(Check One) ___ Form 10-K  __ Form 20-F __ Form 11-K  _X_ Form 10-Q
            __ Form N-SAR

                   For Period Ended: June 30, 2001


                 [  ]     Transition Report on Form 10-K
                 [  ]     Transition Report on Form 20-F
                 [  ]     Transition Report on Form 11-K
                 [  ]     Transition Report on Form 10-Q
                 [  ]     Transition Report on Form N-SAR

              For the Transition Period Ended:____________________________

READ ATTACHED INSTRUCTION SHEET BEFORE PREPARING FORM.  PLEASE PRINT OR
TYPE

Nothing in the form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
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PART I - REGISTRANT INFORMATION

                          COTTAGE INVESTMENTS, INC.
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Full Name of Registrant


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Former Name if Applicable

                             505 Park Avenue
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Address of Principal Executive Office (STREET AND NUMBER)

                         New York, New York, 10022
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City, State and Zip Code


PART II - RULES 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check appropriate box)

 X       (a)     The reasons described in reasonable detail in Part III of
 --              form could not be eliminated without unreasonable effort
                 or expense;

 X       (b)     The subject annual report, semi-annual report, transition
 --              report on Form 10-K, Form 20-F, 11-K, Form N-SAR, or
                 portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-
                 Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

 __      (c)     The accountant's statement or other exhibit required by
                 Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why the Form 10-K, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period. (Attach Extra Sheets if Needed)

As a result of the restructuring of the Company and the sale of the Company's subsidiaries, the Form 10-Q can not be timely filed without unreasonable effort and expense.

As a result of the foregoing unusual circumstances and in the interest of full and accurate disclosure to the Commission and to current stockholders and to avoid incurring unreasonable effort or expense, the Registrant requires additional time to prepare its Form 10-Q filing. The Registrant anticipates that the filing will be made as required under Rule 12b-25(b)(2)(ii).

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

            Daniel J. Mackell            212                888-1396
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                (Name)               (Area Code)        (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d)of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or or such shorter period that the registrant was required to file such reports been filed? If answer is no identify report(s).
         X  Yes   __ No
         --

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in
         the subject report or portion thereof?    Yes    X  No
                                                ---      ---
         If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made:



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                           COTTAGE INVESTMENTS, INC.
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               (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

                                       COTTAGE INVESTMENTS, INC.

Date:  August 14, 2001                 By /s/ Sean M. Daly
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                                       Sean M. Daly
                                       Its: Secretary